Income Taxes	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income Taxes
20.	Income Taxes

Accounting policy

Income tax comprises current and deferred tax. Current and deferred income tax are recognized in the consolidated statements of profit or loss except for items directly recognized in equity or in OCI.

i.	Current Income Tax

Current income tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date.

ii.	Deferred Income Tax

Deferred income tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred income tax is not recognized for:

•	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;

•

temporary differences related to investments in subsidiaries to the extent that the Company is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and

•	taxable temporary differences arising on the initial recognition of goodwill.

Deferred income tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

Deferred income tax assets and liabilities are offset only if:

•	the entity has a legally enforceable right to set off current tax assets against current tax liabilities, and

•	the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on either:

•	the same taxable entity, or

•

different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Critical accounting estimates and judgments

Deferred income tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Deferred income tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.

i.	Income tax expenses reconciliation

A reconciliation of income tax expense at the weighted average tax rate to the Company´s and its subsidiaries actual income tax expense in 2016, 2017 and 2018, is shown below:

	Year ended December 31,
	2016		2017		2018		2018
	BRL Restated		BRL Restated		BRL		USD
Loss before income tax	R$	(133,157)	R$	(154,222)	R$	(321,593)	US$	(82,996)
Tax rate (1)		45.37%		39.66%		34.08%		34.08%

		60,418		61,169		109,594		28,284
Increase (decrease) resulting from:
Non-deductible expenses		(20,001)		(24,789)		(21,294)		(5,496)
Unrecognized deferred tax benefits		(32,820)		(26,384)		(74,275)		(19,169)
Other		(7,597)		(9,996)		(14,227)		(3,671)

		—		—		(202)		(52)

Effective tax rate		0.00%		0.00%		0.06%		0.06%

Income tax expense	R$	—	R$	—	R$	(202)	US$	(52)

(1)	Weighted average tax rate of the Company and its subsidiaries.

ii.	Unrecognized deferred income tax assets

The Company and its subsidiaries have experienced tax losses since inception and therefore they have not recognized deferred income tax assets in respect of the following items to the extent there is no taxable temporary difference that will reverse in the same period that deductible temporary differences reverse.

Deferred income tax assets may be recognized when the Company starts to experience future sustainable taxable income and it is probable that these tax benefits will be realized.

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
Deductible temporary differences	R$	52,139	R$	73,407	US$	18,945
Income tax loss carry forward		195,538		211,171		54,498

Total unrecognized deferred income tax assets	R$	247,677	R$	284,578	US$	73,443

Tax losses carried forward for Argentina expire as follows:

	December, 31
	2018		2018
Expiry date	BRL		USD
2019	R$	2,037	US$	526
2020		2,498		645
2021		2,982		770
2022		4,283		1,105
2023		5,964		1,539

	R$	17,763	US$	4,584

Brazilian unrecognized income tax carryforward losses amounting to R$ 142,218 and R$193,408 (US$49,914) at December 31, 2017 and 2018 does not expire, however they can only offset up to 30 percent of a taxpayer’s taxable income in any given year.